Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status

NOTE 5. INCOME TAX STATUS

The Plan uses a prototype plan document sponsored by OneAmerica. OneAmerica received an opinion letter from the Internal Revenue Service (“IRS”), dated August 19, 2020, which states that the prototype document satisfies the applicable provisions of the Internal Revenue Code (“IRC”). The Plan itself has not received a determination letter from the IRS since adopting the prototype plan document effective October 1, 2022. However, the Plan’s management believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income tax has been included in the Plan’s financial statements.